BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Revenues disaggregated by our business operations and timing of revenue recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total	$ 304,393	$ 472,789	$ 1,937,506	$ 1,625,863	$ 3,431,420	$ 13,367,443
Research and development services (over-time)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total	52,070	59,900	333,059	202,634	311,238	421,585
Clinical laboratory testing services (point-in-time)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total					32,610	7,612,975
Clinical laboratory testing services (over-time)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total					1,285,320	3,540,456
Supply chain
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total	91,324	194,031	1,109,786	936,777	1,208,696	827,603
Large Scale DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total	$ 160,999	$ 218,858	$ 494,661	477,010	584,115	653,015
Asset marking
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total				$ 9,442	$ 9,441	$ 311,809
LineaRx, Inc.
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Percentage of ownership held in Subsidiary					98.00%